Derivative Instruments Disclosures (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014 N	Jun. 30, 2013 N	Jun. 30, 2014 N	Jun. 30, 2013 N	Dec. 31, 2013 N	Dec. 31, 2012 N
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Number of open futures contracts	1,758		1,758		2,186	3,605
Number of open forward contracts	64		64		68	191
Number of futures contracts closed	6,752	11,657	14,068	24,045	37,659	51,295
Number of forward currency contracts closed	112	982	236	1,881	2,104	4,013